SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of calculation of basic and diluted net (loss) income per common share

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Net income (loss)	$(1,077,242)	$3,428,350	$(3,026,033)	$854,187

Basic weighted average common shares outstanding	6,208,935	6,055,564	6,208,922	5,847,020
Diluted weighted average common shares outstanding	—	—	—	—
Basic and diluted weighted average common shares outstanding	6,208,935	6,055,564	6,208,922	5,847,020

Basic and diluted net income (loss) per share	$(0.17)	$0.57	$(0.49)	$0.15

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Net income	$10,145	$197,474
Basic weighted average common shares outstanding	5,923,559	5,000,000
Diluted weighted average common shares outstanding	—	—
Basic and diluted weighted average common shares outstanding	5,923,559	5,000,000
Basic and diluted net income per share	$0.00	$0.04

Roth CH Acquisition V Co.
Schedule of reconciliation of common stock subject to possible redemption reflected in the balance sheets

Gross proceeds	$115,000,000
Less:
Common stock issuance costs	(1,625,220)
Plus:
Accretion of carrying value to redemption value	3,350,220
Common stock subject to possible redemption, December 31, 2021	116,725,000
Plus:
Accretion of carrying value to redemption value	1,084,374
Common stock subject to possible redemption, December 31, 2022	117,809,374
Less:
Shares Redeemed	(102,900,344)
Plus:
Accretion of carrying value to redemption value	2,040,857
Common stock subject to possible redemption, December 31, 2023	16,949,887
Plus:
Accretion of carrying value to redemption value	801,360
Common stock subject to possible redemption, September 30, 2024	$17,751,247

Gross proceeds	$115,000,000
Less:
Common stock issuance costs	(1,625,220)
Plus:
Accretion of carrying value to redemption value	3,350,220
Common stock subject to possible redemption, December 31, 2021	116,725,000
Plus:
Accretion of carrying value to redemption value	1,084,374
Common stock subject to possible redemption, December 31, 2022	117,809,374
Less:
Shares Redeemed	(102,900,344)
Plus:
Accretion of carrying value to redemption value	2,040,857
Common stock subject to possible redemption, December 31, 2023	$16,949,887

Schedule of calculation of basic and diluted net (loss) income per common share

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2024	2023	2024	2023
Net (loss) income	$(195,976)	$(646,092)	$(1,036,605)	$156,857
Accretion of redeemable common stock to redemption amount	(224,609)	(188,932)	(801,360)	(1,792,959)
Excise taxes on stock redemption	—	—	—	(930,108)
Net (loss) income including accretion of temporary equity to redemption value and excise taxes on stock redemption	$(420,585)	$(835,024)	$(1,837,965)	$(2,566,210)

	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2024		2023		2024		2023
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	Common stock	Common stock	Common stock	Common stock	Common stock	Common stock	Common stock	Common stock
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss) including accretion of temporary equity to redemption value	$(135,324)	$(285,261)	$(358,531)	$(476,493)	$(591,370)	$(1,246,595)	$(1,774,826)	$(791,384)
Accretion of common stock to redemption value	224,609	—	188,932	—	801,360	—	1,792,959	—
Excise taxes on stock redemption	—	—	—	—	—	—	930,108	—
Net income (loss)	$89,285	$(285,261)	$(169,599)	$(476,493)	$209,990	$(1,246,595)	$948,241	$(791,384)
Denominator:
Basic and diluted weighted average shares outstanding	1,582,797	3,336,500	2,510,512	3,336,500	1,582,797	3,336,500	7,482,720	3,336,500
Basic and diluted net income (loss) per common share	$0.06	$(0.09)	$(0.07)	$(0.14)	$0.13	$(0.37)	$0.13	$(0.24)

The following tables reflect the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	For the	For the
	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Net income (loss)	$(87,718)	$722,115
Accretion of redeemable common stock to redemption amount	(2,040,857)	(1,084,374)
Excise taxes on stock redemption	(1,029,003)	—
Net loss including accretion of temporary equity to redemption value	$(3,157,578)	$(362,259)

	For the Year Ended		For the Year Ended
	December 31,		December 31,
	2023		2022
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	common stock	common stock	common stock	common stock
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net loss, including accretion of temporary equity to redemption value	$(2,050,365)	$(1,107,213)	$(280,793)	$(81,466)
Accretion of common stock to redemption value	2,040,857	—	—	—
Excise taxes on stock redemption	1,029,003	—	1,084,374	—
Net income (loss)	$1,019,495	$(1,107,213)	$803,581	$(81,466)
Denominator:
Basic and diluted weighted average shares outstanding	6,178,617	3,336,500	11,500,000	3,336,500
Basic and diluted net income (loss) per common share	$0.17	$(0.33)	$0.07	$(0.02)